Leases - Statement of profit or loss and other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial position relating to leases
Depreciation, right-of-use assets	$ 3,846	$ 2,949	$ 3,399
Interest expense (included in finance cost)	693	1,343	412
Expense relating to short-term leases	1,517	732	212
Expense relating to leases of low-value assets that are not shown above as short-term leases	40	21	7
Cash outflow for leases	3,800	4,200	4,500
Buildings
Financial position relating to leases
Depreciation, right-of-use assets	2,839	2,179	2,714
Vehicles
Financial position relating to leases
Depreciation, right-of-use assets	971	735	651
Equipment
Financial position relating to leases
Depreciation, right-of-use assets	$ 36	$ 35	$ 34